Litigation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Litigation [Line Items]
lITIGATION

9.      lITIGATION

From time to time, in the normal course of operations, the Company is subject to litigation matters and claims, including claims relating to employee relations and business practices. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Company’s operations or its financial position, liquidity or results of operations.

On May 12, 2020, Richard G. Bengtson II, one of the founders of FaZe Clan LLC, sent a demand letter to the Company asserting his entitlement to 20% of the equity of the Company that was allegedly wrongfully issued to another party. On July 19, 2021, the Company entered into a Settlement and Release Agreement with Mr. Bengtson, whereby Mr. Bengtson agreed to the cancellation of a portion of the outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for an issuance of 1,000,000 shares of the Company’s common stock to him. The Company recorded a legal accrual for $0.7 million as of December 31, 2020. The Company issued the shares of Company stock to Mr. Bengtson in July 2021.

On August 12, 2020, Greg Selkoe, President of the Company until May 2020, filed suit against the Company for severance and sums related to his termination from the Company, which was initiated in January 2020. The Company and Mr. Selkoe reached a settlement, including a severance payment to Mr. Selkoe and forfeiture by Mr. Selkoe of the entirety of his stock options. The Company accrued $3.2 million for the year ended December 31, 2020. The Company paid $2.9 million of the severance payment to Mr. Selkoe in 2021, with the remainder to be paid out in 2022.

On September 14, 2020, Adam Salman of Adult Use Holdings, Inc. and Igor Gimelshtein of Zola Ventures Ltd., claimed that the Company owes approximately $2.5 million to Salman and Gimelshtein in connection with alleged funding to the Company of $30.0 million by Bridging Finance Group. The Company has denied any liability in connection with this claim and has agreed to arbitrate the dispute, which is ongoing. The Company does not believe a material loss is probable at this time. As result, the Company has not recorded a reserve with respect to this litigation.

On December 7, 2020, the Company filed an arbitration demand against its former Chief Legal Officer, Phillip Gordon (“Gordon”), alleging claims for fraud, breach of fiduciary duty, breach of duty of loyalty, and breach of employment agreement. The Company terminated Gordon effective as of December 5, 2020 based on the results of an internal investigation. Gordon has denied that the Company had cause to terminate him and filed counterclaims seeking payment of severance under his employment agreement in the total amount of $3.0 million, plus payment of $0.5 million in bonus compensation. Arbitration proceedings are ongoing. The Company does not believe a material loss is probable at this time. As result, the Company has not recorded a reserve with respect to this litigation.

On May 21, 2021, Alissa Violet Marie Butler filed suit in the Superior Court of the State of California for the County of Los Angeles against FaZe Clan Inc., Dentons US LLP, Wilson Sonsini Goodrich & Rosati, P.C. Ms. Butler alleges that she is entitled to shares of the Company’s stock. Ms. Butler has not alleged a specific number of shares that she was promised and agrees that there is no written documentation where she is promised shares. The Company does not believe a material loss is probable at this time. As a result, the Company has not recorded a reserve with respect to this litigation.

12.    LITIGATION

From time to time, in the normal course of operations, the Company is subject to litigation matters and claims, including claims relating to employee relations and business practices. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Company’s operations or its financial position, liquidity or results of operations.

On January 7, 2020, Michael Stang Treschow, a member of the Company’s Board, brought a lawsuit against the Company seeking advancement of funds relating to a lawsuit between Mr. Treschow and Hubrick Limited. Mr. Treschow claims that he is entitled to have the Company advance his attorneys’ fees pursuant to the Company’s indemnification obligations. The Company accrued $1.1 million as of December 31, 2020. This was subsequently paid off in June 2021.

In January 28, 2020, Crashfund, LLC, brought a lawsuit against the Company claiming to be a shareholder in Wanderset and the Company via an alleged merger. The Company accrued $1.0 million as of the year ended December 31, 2020. This was subsequently paid off in March and April of 2021.

On May 12, 2020, the Company received a threat of litigation and a demand from Richard G. Bengtson II, one of the founders of FaZe Clan LLC, asserting that he is entitled to 20% of the equity of the Company that was wrongfully issued to another party. Mr. Bengtson has informed the Company that he has released his lawyers in this action. The Company and Mr. Bengtson are discussing settlement and release of claims in connection with an equity grant for Mr. Bengtson’s past services. Subsequent to December 31, 2020, the Company offered to provide Mr. Bengtson with 1,000,000 shares of the Company’s stock in exchange for 1,000,000 of his stock options, which Mr. Bengtson accepted. The Company recorded a legal accrual for $0.7 million as of December 31, 2020.

On August 12, 2020, Greg Selkoe, President of the Company until May 2020, filed suit against the Company for severance and sums related to his separation with the Company. The Company accrued $3.2 million for the year ended December 31, 2020.The Company paid off $2.9 million in March and April 2021, with the remainder to be paid out in 2022.

On September 14, 2020, Adam Salman of Adult Use Holdings, Inc. and Igor Gimelshtein of Zola Ventures Ltd., claimed that the Company owes approximately $2.5 million to Salman and Gimelshtein in connection with alleged funding to the Company of $30.0 million by Bridging Finance Group. The Company has denied any liability in connection with this claim and has agreed to arbitrate the dispute, which is ongoing. The Company does not believe a material loss is probable at this time. As result, the Company has not recorded a reserve with respect to this litigation.

On December 7, 2020, the Company filed an arbitration demand against its former Chief Legal Officer, Phillip Gordon (“Gordon”), alleging claims for fraud, breach of fiduciary duty, breach of duty of loyalty, and breach of employment agreement. The Company terminated Gordon effective as of December 5, 2020 based on the results of an internal investigation. Gordon has denied that the Company had cause to terminate him and filed counterclaims seeking payment of severance under his employment agreement in the total amount of $3.0 million, plus payment of $0.5 million in bonus compensation. Arbitration proceedings are ongoing. The Company does not believe a material loss is probable at this time. As result, the Company has not recorded a reserve with respect to this litigation.